Income taxes - Reconciliation of income taxes at statutory rates with the reported taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Loss for the year	$ (44,117,305)	$ (24,250,049)
Expected income tax (recovery)	(11,912,000)	(6,548,000)
Change in statutory tax, foreign tax, foreign exchange rates	107,000	(129,000)
Permanent differences	6,586,000	1,660,000
Share issue costs and financing fee	(241,000)	(440,000)
Change in statutory tax rate	(294,000)	25,000
Change in unrecognized deductible temporary differences	$ 5,754,000	$ 5,432,000